Share-Based Compensation - Additional Information (Detail) - Stock Option Awards [member] pure in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019 CAD ($)	Jul. 31, 2018 CAD ($)	Jul. 31, 2019 CAD ($)	Jul. 31, 2018 CAD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense	$ 2,700,000	$ 2,500,000	$ 9,000,000	$ 9,000,000
Granted	0.0	0.0	2.2	1.9
Weighted average fair value of options granted			$ 5.64	$ 6.28